Interest and Other Expense, Net	12 Months Ended
Sep. 30, 2011
Interest and Other Expense, Net [Abstract]
Interest and other expense, net

Note 15 —	Interest and other expense, net

Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2011	2010	2009

Interest income	$(6,180)	$(7,670)	$(16,371)
Interest expense	2,882	3,135	7,865
Gain from repurchase of 0.5% Notes	—	—	(2,185)
Foreign exchange loss	9,737	5,551	5,713
Loss from divestiture of a subsidiary(1)	—	23,399	—
Other, net	2,218	720	6,143

	$8,657	$25,135	$1,165

(1)	See Note 16 to the consolidated financial statements.